Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 05, 2018	Apr. 10, 2018	Mar. 17, 2017	Jul. 24, 2015	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Proceeds from issuance of common stock							$ 854		$ 3,778	$ 1,179
Number of shares issued in transaction, value									$ 3,000
Preferred stock, shares outstanding
Proceeds from warrants exercised									$ 138	$ 100
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued in transaction, value					$ 1,900				$ 2,300
Preferred stock, shares outstanding	150,000
Proceeds from indebtedness	$ 250
Securities Purchase Agreement [Member] | Lincoln Park Capital Fund LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period							211,111		211,111	33,333
Stock issued during period, value, new issues				$ 10,000
Proceeds from issuance of common stock							$ 854		$ 854	$ 113
Limited liability company description for purchase shares level				The Company had the right to sell to Lincoln Park, and Lincoln Park was obligated to purchase, up to $10.0 million in shares of the Company's common stock, subject to certain limitations, from time to time, over the 36-month period commencing on September 4, 2015.
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member]
Class of Stock [Line Items]
Sale of stock, price per share	$ 5.00
Equity interest	62.50%
Ownership percentage	100.00%
Dividends per share rate	$ 0.40
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Holders of Series A Preferred [Member]
Class of Stock [Line Items]
Equity interest	37.50%
Ownership percentage	100.00%
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Entities Controlled by Member of Management [Member]
Class of Stock [Line Items]
Number of shares issued during period	18,000
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member]
Class of Stock [Line Items]
Number of shares sold during the period	600,000
Number of shares issued in transaction	600,000
Number of shares issued in transaction, value	$ 3,000
Transaction-related expenses	$ 30					$ 30		$ 30
Series A Preferred Stock Purchase Agreement [Member] | Specialty Renal Products, Inc. [Member] | Lambda, Majority Shareholder [Member]
Class of Stock [Line Items]
Number of shares issued during period	400,000
Warrant Agreement [Member]
Class of Stock [Line Items]
Number of shares issued during period									50,739	37,036
Exercise price per share									$ 3.42	$ 3.39
Number of warrants exercised									50,739	37,036
Proceeds from warrants exercised									$ 138,000	$ 100,000
Private Placement [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold during the period		726,735
Gross proceeds from issuance of private placement		$ 2,943
Shares issued price per share		$ 0.45
Proceeds of equity issuance costs net		$ 19
Proceeds from private placement		$ 2,924
Number of shares issued during period		24,331
Proceeds from issuance of common stock		$ 98
Number of shares issued in transaction		726,735
Private Placement [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold during the period			4,059,994
Gross proceeds from issuance of private placement			$ 1,218
Shares issued price per share			$ 0.30
Proceeds of equity issuance costs net			$ 152
Proceeds from private placement			$ 1,066
Warrants description			Each unit consisted of one share of the Company's common stock and a five-year warrant to purchase one additional share of the Company's common stock.
Proceeds received from certain members of management and existing shareholders			$ 315
Number of warrants to placement agent			9,023
Exercise price per share			$ 0.33
Number of shares issued in transaction			4,059,994